GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Jinghan Group [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2014 Better Schools [Member] CNY	Dec. 31, 2013 Better Schools [Member] CNY	Dec. 31, 2014 Better Schools [Member] Tutoring [Member] CNY	Dec. 31, 2013 Better Schools [Member] Tutoring [Member] CNY	Dec. 31, 2014 Better Schools [Member] K-12 Schools [Member] CNY	Dec. 31, 2013 Better Schools [Member] K-12 Schools [Member] CNY	Dec. 31, 2014 Better Jobs [Member] Career Enhancement [Member] CNY	Dec. 31, 2013 Better Jobs [Member] Career Enhancement [Member] CNY
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	333,138	435,150		$ 13,626				276,460	371,671	143,877	236,141	132,583	135,530	56,678	63,479
Goodwill impairment	(229,914)		(478,710)					(207,958)		(99,846)		(108,112)		(21,956)
Disposal of Zhongcheng	(1,718)													(1,718)
Goodwill balance deconsolidated	(17,775)	(93,146)						(17,775)	(87,308)	(17,775)	(87,308)				(5,838)
Foreign currency translation adjustments	810	(8,866)						697	(7,903)	353	(4,956)	344	(2,947)	113	(963)
Balance at the end of the period	84,541	333,138	435,150	$ 13,626				51,424	276,460	26,609	143,877	24,815	132,583	33,117	56,678
Percent of contribution in revenue					62.00%
Discount rate (as a percent)						16.00%	17.00%
Terminal growth rate (as a percent)			3.00%